PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.5%
Corporate Bonds 19.6%
Argentina 0.1%
YPF SA, Sr. Unsec’d. Notes, 144A	8.250%	01/17/34		315	$317,205
Azerbaijan 0.4%
Southern Gas Corridor CJSC, Gov’t. Gtd. Notes	6.875	03/24/26		400	403,344
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30		400	422,944
					826,288
Bahrain 0.2%
Bapco Energies BSC Closed, Sr. Unsec’d. Notes	8.375	11/07/28		500	530,255
Brazil 0.4%
Banco do Brasil SA, Sr. Unsec’d. Notes(a)	4.875	01/11/29		200	196,900
Braskem Netherlands Finance BV,
Gtd. Notes	8.500	01/12/31		200	156,500
Gtd. Notes, 144A	8.500	01/12/31		240	187,800

Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30		200	188,700
Petrobras Global Finance BV, Gtd. Notes	5.375	10/01/29	GBP	100	129,622
					859,522
Chile 1.1%
Alfa Desarrollo SpA, Sr. Sec’d. Notes, 144A	4.550	09/27/51		198	148,232
Chile Electricity Lux Mpc II Sarl, Gov’t. Gtd. Notes, 144A	5.580	10/20/35		196	197,456
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	3.000	09/30/29		200	186,092
Sr. Unsec’d. Notes	4.250	07/17/42		360	283,275
Sr. Unsec’d. Notes	4.875	11/04/44		600	499,200
Sr. Unsec’d. Notes, 144A	4.875	11/04/44		200	166,400
Sr. Unsec’d. Notes, 144A	5.125	02/02/33		200	195,300
Sr. Unsec’d. Notes, 144A	6.440	01/26/36		440	461,175
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31		200	177,000
Sr. Unsec’d. Notes, 144A	6.150	05/10/33		200	206,062
					2,520,192
China 0.2%
ENN Clean Energy International Investment Ltd., Gtd. Notes, 144A	3.375	05/12/26		200	196,886
Prosus NV, Sr. Unsec’d. Notes, 144A	4.193	01/19/32		350	328,453
					525,339
Colombia 0.4%
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes, 144A	4.950	07/17/30		200	176,000

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Colombia (cont’d.)
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625%	11/02/31	187	$161,310
Sr. Unsec’d. Notes	6.875	04/29/30	122	122,159
Sr. Unsec’d. Notes	7.750	02/01/32	115	114,482
Sr. Unsec’d. Notes	8.625	01/19/29	360	386,442
				960,393
Costa Rica 0.1%
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	206,812
Guatemala 0.1%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Gtd. Notes	5.250	04/27/29	167	161,621
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32	200	187,250
				348,871
Hungary 0.5%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.500	06/29/28	215	222,660
MVM Energetika Zrt,
Sr. Unsec’d. Notes	6.500	03/13/31	650	669,500
Sr. Unsec’d. Notes	7.500	06/09/28	208	217,753
				1,109,913
India 0.9%
Adani Ports & Special Economic Zone Ltd., Sr. Unsec’d. Notes, 144A(a)	5.000	08/02/41	200	157,950
CA Magnum Holdings, Sr. Sec’d. Notes, 144A	5.375	10/31/26	400	396,850
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes	4.250	10/27/27	400	390,000
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27	400	397,000
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26	400	400,875
Summit Digitel Infrastructure Ltd., Sr. Sec’d. Notes, 144A	2.875	08/12/31	435	384,710
				2,127,385
Indonesia 1.4%
Freeport Indonesia PT, Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	200	201,000
Indofood CBP Sukses Makmur Tbk PT, Sr. Unsec’d. Notes	3.541	04/27/32	200	184,545
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Sr. Unsec’d. Notes	5.450	05/15/30	600	614,940
Pertamina Geothermal Energy PT, Sr. Unsec’d. Notes, 144A(a)	5.150	04/27/28	200	202,063
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42	200	199,250
Sr. Unsec’d. Notes, 144A, MTN	4.700	07/30/49	200	165,575
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29	200	192,875
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49	200	165,575

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Indonesia (cont’d.)
Pertamina Persero PT, (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.500%	11/07/48		200	$208,820
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	400	399,705
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	228,235
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		400	408,000
					3,170,583
Israel 0.2%
Bank Leumi Le-Israel BM, Sr. Unsec’d. Notes, 144A	5.125	07/27/27		203	203,254
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	5.875	03/30/31		290	270,425
					473,679
Jamaica 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%	11.250	05/25/27		101	101,191
Digicel Midco Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500%(a)	10.500	11/25/28		74	75,166
					176,357
Kazakhstan 0.7%
Development Bank of Kazakhstan JSC, Sr. Unsec’d. Notes, 144A	5.250	10/23/29		200	202,312
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33		200	173,978
Sr. Unsec’d. Notes	5.750	04/19/47		200	175,508
Sr. Unsec’d. Notes	6.375	10/24/48		200	187,322
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30		800	807,408
					1,546,528
Kuwait 0.1%
MEGlobal BV, Gtd. Notes, EMTN	2.625	04/28/28		300	283,254
Macau 0.1%
MGM China Holdings Ltd., Sr. Unsec’d. Notes	4.750	02/01/27		330	327,112
Malaysia 1.0%
GENM Capital Labuan Ltd., Gtd. Notes	3.882	04/19/31		200	182,500
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		250	247,750
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50		400	340,602
Gtd. Notes, 144A, MTN	4.800	04/21/60		200	174,030
Gtd. Notes, 144A, MTN	5.848	04/03/55		320	322,243
Gtd. Notes, EMTN	2.480	01/28/32		400	350,364
Gtd. Notes, EMTN	4.550	04/21/50		500	425,753
Gtd. Notes, EMTN	4.800	04/21/60		200	174,030
					2,217,272

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico 4.5%
Comision Federal de Electricidad, Gtd. Notes	4.688%	05/15/29		710	$686,570
Fermaca Enterprises S de RL de CV, Sr. Sec’d. Notes(a)	6.375	03/30/38		523	514,020
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		200	194,100
Sr. Sec’d. Notes	5.500	07/31/47		1,640	1,373,795
Sr. Sec’d. Notes, 144A	5.500	10/31/46		400	336,282
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	335,072
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		123	119,734
Gtd. Notes(a)	5.950	01/28/31		370	342,620
Gtd. Notes	6.350	02/12/48		253	187,802
Gtd. Notes	6.490	01/23/27		245	245,000
Gtd. Notes	6.500	03/13/27		266	265,928
Gtd. Notes	6.500	06/02/41		665	525,749
Gtd. Notes(a)	6.625	06/15/35		1,002	890,492
Gtd. Notes	6.700	02/16/32		1,522	1,445,900
Gtd. Notes	6.840	01/23/30		443	435,912
Gtd. Notes	6.950	01/28/60		45	34,722
Gtd. Notes	7.690	01/23/50		966	815,111
Gtd. Notes(a)	10.000	02/07/33		109	121,148
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	221,251
Gtd. Notes, MTN	6.750	09/21/47		805	621,058
Gtd. Notes, MTN(a)	6.875	08/04/26		283	283,962
Gtd. Notes, MTN	8.750	06/02/29		150	157,844
					10,154,072
Morocco 0.2%
OCP SA, Sr. Unsec’d. Notes, 144A	6.750	05/02/34		430	447,159
Panama 0.3%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41		200	153,606
Sr. Sec’d. Notes, 144A	5.125	08/11/61		200	143,364

AES Panama Generation Holdings SRL, Sr. Sec’d. Notes	4.375	05/31/30		376	342,089
					639,059
Peru 0.6%
Corp. Financiera de Desarrollo SA, Sr. Unsec’d. Notes	2.400	09/28/27		200	190,600
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	4.625	04/12/27		150	149,625
InRetail Consumer, Sr. Sec’d. Notes	3.250	03/22/28		300	286,218
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32		225	179,930
Sr. Unsec’d. Notes	5.625	06/19/47		700	467,950
					1,274,323
Philippines 0.1%
Globe Telecom, Inc., Sr. Unsec’d. Notes	3.000	07/23/35		200	163,312

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Poland 0.6%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A	6.250%	07/09/54		530	$526,772
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33		400	405,032
Gov’t. Gtd. Notes, EMTN	5.375	05/22/33		500	506,290
					1,438,094
Qatar 0.1%
QatarEnergy, Sr. Unsec’d. Notes, 144A	3.125	07/12/41		400	298,000
Saudi Arabia 0.8%
EIG Pearl Holdings Sarl, Sr. Sec’d. Notes, 144A	3.545	08/31/36		735	659,723
Greensaif Pipelines Bidco Sarl, Sr. Sec’d. Notes, 144A	6.129	02/23/38		440	457,877
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250	11/24/30		260	231,961
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39		200	176,274

TMS Issuer Sarl, Sr. Sec’d. Notes, 144A	5.780	08/23/32		200	206,400
					1,732,235
South Africa 1.3%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		1,240	1,259,629
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		260	274,300

MTN Mauritius Investments Ltd., Gtd. Notes, 144A(a)	6.500	10/13/26		200	201,438
Sasol Financing USA LLC,
Gtd. Notes	8.750	05/03/29		300	299,250
Gtd. Notes, 144A	8.750	05/03/29		200	199,500
Transnet SOC Ltd.,
Sr. Unsec’d. Notes	8.250	02/06/28		200	207,966
Sr. Unsec’d. Notes, 144A	8.250	02/06/28		420	436,729
					2,878,812
Trinidad & Tobago 0.1%
Heritage Petroleum Co. Ltd., Sr. Sec’d. Notes, 144A	9.000	08/12/29		200	206,500
Turkey 0.1%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A	7.750	02/02/27		180	178,024
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes, PIK 7.125%	7.125	07/19/26(d)	EUR	359	346,089
United Arab Emirates 2.0%
Abu Dhabi Crude Oil Pipeline LLC, Sr. Sec’d. Notes	4.600	11/02/47		400	361,500
Adnoc Murban Rsc Ltd., Sr. Unsec’d. Notes, 144A	5.125	09/11/54		352	324,089
DP World Crescent Ltd., Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		300	289,875

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Arab Emirates (cont’d.)
DP World Ltd., Sr. Unsec’d. Notes, EMTN	6.850%	07/02/37		1,720	$1,910,284
Galaxy Pipeline Assets Bidco Ltd., Sr. Sec’d. Notes, 144A	2.940	09/30/40		883	727,569
MDGH GMTN RSC Ltd.,
Gtd. Notes, 144A, MTN	5.084	05/22/53		200	183,062
Gtd. Notes, EMTN	3.700	11/07/49		240	177,374
Gtd. Notes, GMTN	3.950	05/21/50		200	153,126
Gtd. Notes, GMTN	5.294	06/04/34		410	421,183
					4,548,062
Uzbekistan 0.2%
Uzbekneftegaz JSC, Sr. Unsec’d. Notes	8.750	05/07/30		400	418,350
Venezuela 0.5%
Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)		205	28,392
Gtd. Notes	6.000	05/16/24(d)		1,280	175,200
Gtd. Notes	6.000	11/15/26(d)		2,010	273,360
Gtd. Notes	9.750	05/17/35(d)		350	56,000
Sr. Sec’d. Notes	8.500	10/27/20(d)		645	579,133
					1,112,085
Vietnam 0.1%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125	05/07/29		169	165,531

Total Corporate Bonds (cost $44,904,624)					44,526,667
Sovereign Bonds 75.8%
Angola 1.8%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		1,200	1,161,000
Sr. Unsec’d. Notes	8.750	04/14/32		300	272,343
Sr. Unsec’d. Notes	9.375	05/08/48		800	649,250
Sr. Unsec’d. Notes	9.500	11/12/25		305	306,717
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		1,400	1,305,066
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49		485	383,907
					4,078,283
Argentina 3.1%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.000	12/15/35(d)	EUR	13,352	1,334,048
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		1,585	1,217,922
Sr. Unsec’d. Notes	1.000	07/09/29		651	526,772
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		1,274	773,430
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		2,542	1,668,979
Sr. Unsec’d. Notes	4.125(cc)	07/09/46		320	203,496
Sr. Unsec’d. Notes	5.000	01/09/38		1,906	1,329,433
					7,054,080

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Bahrain 1.4%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.000%	09/19/44		200	$171,500
Sr. Unsec’d. Notes	6.750	09/20/29		600	615,936
Sr. Unsec’d. Notes	7.000	10/12/28		750	774,609
Sr. Unsec’d. Notes	7.375	05/14/30		870	913,613
Sr. Unsec’d. Notes	7.500	09/20/47		200	203,086
Sr. Unsec’d. Notes, 144A	7.500	02/12/36		325	342,794
Sr. Unsec’d. Notes, EMTN	6.250	01/25/51		200	171,938
					3,193,476
Brazil 3.4%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		86	84,779
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30		515	485,130
Sr. Unsec’d. Notes	4.750	01/14/50		250	175,000
Sr. Unsec’d. Notes	5.000	01/27/45		1,431	1,077,543
Sr. Unsec’d. Notes	5.500	11/06/30		740	741,295
Sr. Unsec’d. Notes	5.625	01/07/41		845	754,585
Sr. Unsec’d. Notes	6.000	10/20/33		1,085	1,069,560
Sr. Unsec’d. Notes	6.125	01/22/32		1,221	1,242,978
Sr. Unsec’d. Notes	6.250	03/18/31		529	544,341
Sr. Unsec’d. Notes	6.625	03/15/35		420	422,100
Sr. Unsec’d. Notes	7.125	05/13/54		325	311,675
Sr. Unsec’d. Notes	8.250	01/20/34		683	781,011
					7,689,997
Chile 0.2%
Chile Government International Bond,
Sr. Unsec’d. Notes	4.000	01/31/52		235	179,540
Sr. Unsec’d. Notes	4.340	03/07/42		280	241,430
					420,970
Colombia 4.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,518	1,332,804
Sr. Unsec’d. Notes	4.500	03/15/29		990	947,925
Sr. Unsec’d. Notes	5.000	06/15/45		400	278,272
Sr. Unsec’d. Notes	5.200	05/15/49		502	346,666
Sr. Unsec’d. Notes	5.625	02/26/44		510	387,294
Sr. Unsec’d. Notes(a)	6.125	01/18/41		420	351,540
Sr. Unsec’d. Notes	7.375	04/25/30		810	847,619
Sr. Unsec’d. Notes	7.500	02/02/34		370	375,550
Sr. Unsec’d. Notes	8.000	04/20/33		910	957,320
Sr. Unsec’d. Notes	8.375	11/07/54		500	486,000
Sr. Unsec’d. Notes	8.750	11/14/53		630	640,080
Sr. Unsec’d. Notes(a)	10.375	01/28/33		200	236,950

Colombian TES, Bonds, Series B	7.750	09/18/30	COP	9,764,100	2,041,444
					9,229,464
Costa Rica 1.2%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	6.125	02/19/31		650	669,500
Sr. Unsec’d. Notes	6.550	04/03/34		330	344,520

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Costa Rica (cont’d.)
Costa Rica Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.000%	04/04/44		400	$407,848
Sr. Unsec’d. Notes, 144A	6.550	04/03/34		465	485,460
Unsec’d. Notes, 144A	7.300	11/13/54		797	826,748
					2,734,076
Dominican Republic 4.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		1,641	1,564,693
Sr. Unsec’d. Notes	4.875	09/23/32		390	360,394
Sr. Unsec’d. Notes	5.300	01/21/41		400	347,200
Sr. Unsec’d. Notes	5.500	02/22/29		1,133	1,131,301
Sr. Unsec’d. Notes	5.950	01/25/27		705	710,992
Sr. Unsec’d. Notes	6.000	07/19/28		695	707,510
Sr. Unsec’d. Notes	6.400	06/05/49		620	589,542
Sr. Unsec’d. Notes(a)	6.850	01/27/45		410	410,513
Sr. Unsec’d. Notes	6.950	03/15/37		394	403,161
Sr. Unsec’d. Notes	7.050	02/03/31		810	852,120
Sr. Unsec’d. Notes	7.450	04/30/44		720	759,060
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	130,200
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		810	808,785
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		170	173,060
Sr. Unsec’d. Notes, 144A	6.950	03/15/37		150	153,488
Sr. Unsec’d. Notes, 144A	7.150	02/24/55		315	320,040
					9,422,059
Ecuador 1.6%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		1,177	733,080
Sr. Unsec’d. Notes	6.900	07/31/30		350	306,646
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40		1,341	835,278
Sr. Unsec’d. Notes, 144A	6.900	07/31/30		953	833,811
Sr. Unsec’d. Notes, 144A	6.900	07/31/35		1,231	915,858
Sr. Unsec’d. Notes, 144A	7.961(s)	07/31/30		129	92,260
					3,716,933
Egypt 3.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes	7.625	05/29/32		800	751,752
Sr. Unsec’d. Notes	8.500	01/31/47		920	750,881
Sr. Unsec’d. Notes	8.700	03/01/49		1,050	865,263
Sr. Unsec’d. Notes, 144A(a)	8.700	03/01/49		410	337,865
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	220	233,301
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,818	1,924,286
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	2,015	2,136,827
Sr. Unsec’d. Notes, EMTN	7.053	01/15/32		200	183,550
					7,183,725
El Salvador 1.5%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.625	02/01/41		150	136,200
Sr. Unsec’d. Notes	7.650	06/15/35		57	54,578
Sr. Unsec’d. Notes	8.250	04/10/32		275	280,758
Sr. Unsec’d. Notes	8.625	02/28/29		547	567,403
Sr. Unsec’d. Notes	9.250	04/17/30		200	210,700

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
El Salvador (cont’d.)
El Salvador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	0.250%	04/17/30	930	$16,740
Sr. Unsec’d. Notes, 144A	9.250	04/17/30	1,340	1,411,690
Sr. Unsec’d. Notes, 144A	9.650	11/21/54	600	614,550
				3,292,619
Gabon 0.2%
Gabon Government International Bond, Sr. Unsec’d. Notes	6.625	02/06/31	515	421,816
Ghana 1.6%
Ghana Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/03/29	705	667,988
Sr. Unsec’d. Notes	5.000(cc)	07/03/35	460	368,949
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/29	1,386	1,313,083
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35	1,431	1,147,719
Sr. Unsec’d. Notes, 144A	5.033(s)	01/03/30	292	242,184
				3,739,923
Guatemala 1.9%
Guatemala Government Bond,
Sr. Unsec’d. Notes	3.700	10/07/33	200	170,400
Sr. Unsec’d. Notes	4.500	05/03/26	302	299,381
Sr. Unsec’d. Notes	4.875	02/13/28	400	395,136
Sr. Unsec’d. Notes	4.900	06/01/30	360	354,240
Sr. Unsec’d. Notes	5.250	08/10/29	430	426,990
Sr. Unsec’d. Notes	6.125	06/01/50	350	320,033
Sr. Unsec’d. Notes	6.600	06/13/36	208	212,962
Sr. Unsec’d. Notes	7.050	10/04/32	892	953,750
Sr. Unsec’d. Notes, 144A	4.650	10/07/41	200	159,850
Sr. Unsec’d. Notes, 144A	6.050	08/06/31	200	204,000
Sr. Unsec’d. Notes, 144A	6.250	08/15/36	255	256,020
Sr. Unsec’d. Notes, 144A	6.550	02/06/37	200	203,800
Sr. Unsec’d. Notes, 144A	6.875	08/15/55	305	302,522
				4,259,084
Honduras 0.1%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27	200	199,424
Hungary 2.6%
Hungary Government International Bond,
Sr. Unsec’d. Notes	3.125	09/21/51	200	120,126
Sr. Unsec’d. Notes	5.500	06/16/34	300	296,134
Sr. Unsec’d. Notes	6.250	09/22/32	220	230,004
Sr. Unsec’d. Notes, 144A	5.250	06/16/29	540	544,702
Sr. Unsec’d. Notes, 144A	5.375	09/26/30	200	202,160
Sr. Unsec’d. Notes, 144A	5.500	03/26/36	1,020	985,427
Sr. Unsec’d. Notes, 144A	6.250	09/22/32	1,235	1,291,157
Sr. Unsec’d. Notes, 144A	6.750	09/25/52	220	226,321
Sr. Unsec’d. Notes, 144A	6.750	09/23/55	675	683,566
Sr. Unsec’d. Notes, Series 30Y	7.625	03/29/41	760	868,064

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, 144A	6.125	12/04/27	400	409,016
				5,856,677

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
India 0.2%
Export-Import Bank of India, Sr. Unsec’d. Notes, 144A, MTN	3.250%	01/15/30		400	$377,212
Indonesia 1.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	4.650	09/20/32		590	585,870
Sr. Unsec’d. Notes	5.650	01/11/53		200	199,200
Sr. Unsec’d. Notes	6.625	02/17/37		150	166,800
Sr. Unsec’d. Notes	7.750	01/17/38		500	610,500
Sr. Unsec’d. Notes	8.500	10/12/35		400	504,400
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		290	322,480
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	181,800
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	193,000
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		400	396,400
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	113,200

Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec’d. Notes	4.700	06/06/32		600	600,330
					3,873,980
Ivory Coast 1.6%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	320	336,061
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,000	1,110,887
Sr. Unsec’d. Notes	5.750	12/31/32		67	64,343
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	950	1,053,310
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	425	425,141
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		315	315,315
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		200	196,800
Sr. Unsec’d. Notes, 144A	8.250	01/30/37		200	197,152
					3,699,009
Jamaica 0.4%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		300	311,475
Sr. Unsec’d. Notes	7.875	07/28/45		200	233,500
Sr. Unsec’d. Notes	8.000	03/15/39		320	375,736
					920,711
Jordan 0.7%
Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750	01/31/27		200	199,004
Sr. Unsec’d. Notes	6.125	01/29/26		200	199,606
Sr. Unsec’d. Notes	7.375	10/10/47		400	362,600
Sr. Unsec’d. Notes	7.750	01/15/28		550	570,075
Sr. Unsec’d. Notes, 144A	7.500	01/13/29		205	211,496
					1,542,781
Kenya 0.4%
Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	9.500	03/05/36		200	192,376
Sr. Unsec’d. Notes	9.750	02/16/31		200	206,000
Sr. Unsec’d. Notes, 144A	9.500	03/05/36		290	278,945
Sr. Unsec’d. Notes, 144A	9.750	02/16/31		265	272,950
					950,271

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Lebanon 0.8%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22(d)		75	$13,875
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)		460	85,100
Sr. Unsec’d. Notes, EMTN	8.250	04/12/21(d)		3,190	590,150
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		245	45,325
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)		320	59,200
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)		220	40,700
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)		250	46,250
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28(d)		504	93,240
Sr. Unsec’d. Notes, GMTN	7.050	11/02/35(d)		280	51,800
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)		415	76,775
Sr. Unsec’d. Notes, Series 08Y	6.650	04/22/24(d)		172	31,820
Sr. Unsec’d. Notes, Series 10Y	6.000	01/27/23(d)		191	35,335
Sr. Unsec’d. Notes, Series 10Y	6.850	03/23/27(d)		1,095	202,575
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)		780	144,300
Sr. Unsec’d. Notes, Series 15Y	7.000	04/22/31(d)		115	21,275
Sr. Unsec’d. Notes, Series 15Y	7.000	03/23/32(d)		771	142,635
Sr. Unsec’d. Notes, Series 20Y	7.250	03/23/37(d)		1,090	201,650
					1,882,005
Mexico 2.6%
Mexican Bonos, Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	344	1,653,247
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.659	05/24/31		465	401,295
Sr. Unsec’d. Notes	3.500	02/12/34		270	226,328
Sr. Unsec’d. Notes	3.771	05/24/61		200	117,350
Sr. Unsec’d. Notes	4.280	08/14/41		200	153,552
Sr. Unsec’d. Notes	4.600	02/10/48		300	222,450
Sr. Unsec’d. Notes	4.875	05/19/33		330	309,959
Sr. Unsec’d. Notes	6.000	05/13/30		770	795,602
Sr. Unsec’d. Notes	6.000	05/07/36		345	339,480
Sr. Unsec’d. Notes	6.338	05/04/53		290	265,099
Sr. Unsec’d. Notes	6.400	05/07/54		200	182,800
Sr. Unsec’d. Notes	7.375	05/13/55		200	205,956
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		140	110,600
Sr. Unsec’d. Notes, MTN(a)	6.050	01/11/40		730	696,011
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34		203	214,926
					5,894,655
Mongolia 0.4%
Mongolia Government International Bond,
Sr. Unsec’d. Notes	4.450	07/07/31		200	176,850
Sr. Unsec’d. Notes	8.650	01/19/28		200	211,250
Sr. Unsec’d. Notes, 144A	6.625	02/25/30		200	199,707
Sr. Unsec’d. Notes, 144A	7.875	06/05/29		200	210,536
					798,343
Montenegro 0.1%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	7.250	03/12/31		200	207,688
Morocco 0.6%
Morocco Government International Bond,
Sr. Unsec’d. Notes	4.000	12/15/50		400	274,000

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Morocco (cont’d.)
Morocco Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.500%	09/08/33	400	$423,132
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	595	629,409
				1,326,541
Nigeria 1.4%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.696	02/23/38	200	177,376
Sr. Unsec’d. Notes	7.875	02/16/32	200	194,876
Sr. Unsec’d. Notes	8.747	01/21/31	400	411,000
Sr. Unsec’d. Notes	10.375	12/09/34	400	429,376
Sr. Unsec’d. Notes, 144A	9.625	06/09/31	200	213,938
Sr. Unsec’d. Notes, 144A	10.375	12/09/34	675	724,572
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	300	298,500
Sr. Unsec’d. Notes, EMTN	8.250	09/28/51	250	213,437
Sr. Unsec’d. Notes, EMTN	8.375	03/24/29	600	615,564
				3,278,639
Oman 2.1%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.625	01/17/28	1,080	1,103,309
Sr. Unsec’d. Notes	6.500	03/08/47	635	669,290
Sr. Unsec’d. Notes	6.750	10/28/27	800	835,136
Sr. Unsec’d. Notes	7.000	01/25/51	1,000	1,105,050
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	214,800
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	850	892,126
				4,819,711
Pakistan 0.9%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	480	469,200
Sr. Unsec’d. Notes	8.250	09/30/25	200	200,200
Sr. Unsec’d. Notes, 144A, MTN(a)	7.375	04/08/31	200	187,000
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26	810	808,785
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	400	374,000
				2,039,185
Panama 2.1%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30	980	883,960
Sr. Unsec’d. Notes	3.298	01/19/33	400	329,200
Sr. Unsec’d. Notes	3.875	03/17/28	473	458,810
Sr. Unsec’d. Notes	4.300	04/29/53	270	177,086
Sr. Unsec’d. Notes	4.500	04/16/50	480	327,960
Sr. Unsec’d. Notes(a)	4.500	04/01/56	1,492	984,569
Sr. Unsec’d. Notes	6.700	01/26/36	215	215,579
Sr. Unsec’d. Notes	7.500	03/01/31	1,210	1,297,120
Sr. Unsec’d. Notes	9.375	04/01/29	165	185,295
				4,859,579
Papua New Guinea 0.1%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes	8.375	10/04/28	220	225,568

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Paraguay 0.6%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.950%	04/28/31		200	$198,600
Sr. Unsec’d. Notes	6.100	08/11/44		500	484,826
Sr. Unsec’d. Notes, 144A	5.400	03/30/50		200	174,050
Sr. Unsec’d. Notes, 144A(a)	6.000	02/09/36		200	204,800
Sr. Unsec’d. Notes, 144A	6.650	03/04/55		200	203,200
					1,265,476
Peru 1.6%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60		200	105,800
Sr. Unsec’d. Notes	2.783	01/23/31		600	539,102
Sr. Unsec’d. Notes	3.000	01/15/34		795	665,017
Sr. Unsec’d. Notes	3.230	07/28/2121		110	58,025
Sr. Unsec’d. Notes	3.600	01/15/72		515	312,476
Sr. Unsec’d. Notes	5.375	02/08/35		60	59,820
Sr. Unsec’d. Notes	5.625	11/18/50		502	474,390
Sr. Unsec’d. Notes	5.875	08/08/54		345	331,890
Sr. Unsec’d. Notes	6.550	03/14/37		225	243,986
Sr. Unsec’d. Notes	8.750	11/21/33		620	758,136
					3,548,642
Philippines 1.6%
Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	265	217,079
Sr. Unsec’d. Notes	2.650	12/10/45		200	130,000
Sr. Unsec’d. Notes	3.200	07/06/46		200	141,500
Sr. Unsec’d. Notes	3.556	09/29/32		300	278,400
Sr. Unsec’d. Notes	3.700	03/01/41		400	328,400
Sr. Unsec’d. Notes	3.950	01/20/40		450	389,475
Sr. Unsec’d. Notes	4.200	03/29/47		300	247,500
Sr. Unsec’d. Notes	5.000	07/17/33		770	774,812
Sr. Unsec’d. Notes	5.500	02/04/35		750	782,250
Sr. Unsec’d. Notes	5.609	04/13/33		200	208,982
Sr. Unsec’d. Notes	6.375	10/23/34		200	220,400
					3,718,798
Poland 1.0%
Republic of Poland Government International Bond,
Bonds, Series 10Y	5.375	02/12/35		375	382,500
Sr. Unsec’d. Notes, Series 10Y	5.750	11/16/32		230	242,374
Sr. Unsec’d. Notes, Series 30Y	5.500	04/04/53		785	734,171
Sr. Unsec’d. Notes, Series 30Y	5.500	03/18/54		906	845,978
					2,205,023
Qatar 1.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes	4.625	06/02/46		330	295,515
Sr. Unsec’d. Notes	5.103	04/23/48		1,042	994,866
Sr. Unsec’d. Notes	6.400	01/20/40		100	113,148
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		870	797,777
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	190,953
					2,392,259

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania 4.2%
Romanian Government International Bond,
Bonds, 144A	6.625%	05/16/36		1,350	$1,350,000
Sr. Unsec’d. Notes	5.125	06/15/48		180	142,200
Sr. Unsec’d. Notes	5.875	01/30/29		420	426,370
Sr. Unsec’d. Notes	6.625	02/17/28		400	414,500
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		800	803,600
Sr. Unsec’d. Notes, 144A	5.750	03/24/35		364	344,344
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		520	518,961
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		800	829,000
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		478	506,823
Sr. Unsec’d. Notes, 144A	7.500	02/10/37		378	401,153
Sr. Unsec’d. Notes, 144A(a)	7.625	01/17/53		426	445,085
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		1,022	994,283
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	233,848
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	630	696,309
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	428,315
Sr. Unsec’d. Notes, EMTN	5.375	03/22/31	EUR	380	443,023
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	77,830
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	460	571,219
					9,626,863
Saudi Arabia 2.3%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/16/34		385	386,076
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		600	517,878
Sr. Unsec’d. Notes, 144A, MTN	5.250	01/16/50		400	364,376
Sr. Unsec’d. Notes, 144A, MTN	5.750	01/16/54		365	351,495
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		1,940	1,610,200
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		1,140	955,770
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		800	700,308
Sr. Unsec’d. Notes, EMTN	5.250	01/16/50		480	437,251
					5,323,354
Senegal 0.3%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	185	181,834
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	435	330,434
Sr. Unsec’d. Notes	6.250	05/23/33		200	148,688
					660,956
Serbia 1.8%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,265	1,330,944
Sr. Unsec’d. Notes	6.500	09/26/33		580	613,726
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	438	415,811
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		380	386,768
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		400	413,125
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		935	989,368
					4,149,742
South Africa 2.4%
Republic of South Africa Government Bond, Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	13,564	660,154
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	7.100	11/19/36		400	397,100

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
South Africa (cont’d.)
Republic of South Africa Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.950%	11/19/54	430	$409,360
Sr. Unsec’d. Notes, 144A	7.100	11/19/36	285	282,934
Sr. Unsec’d. Notes, 144A	7.950	11/19/54	200	190,400
Sr. Unsec’d. Notes, Series 10Y	4.850	09/30/29	770	742,030
Sr. Unsec’d. Notes, Series 12Y	4.300	10/12/28	710	686,275
Sr. Unsec’d. Notes, Series 12Y	5.875	06/22/30	325	323,417
Sr. Unsec’d. Notes, Series 30Y	5.650	09/27/47	200	150,472
Sr. Unsec’d. Notes, Series 30Y	5.750	09/30/49	1,515	1,133,265
Sr. Unsec’d. Notes, Series 30Y	7.300	04/20/52	480	432,960
				5,408,367
Sri Lanka 1.2%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	3.600(cc)	06/15/35	222	157,443
Sr. Unsec’d. Notes	3.600(cc)	05/15/36	36	30,147
Sr. Unsec’d. Notes	3.600(cc)	02/15/38	315	263,293
Sr. Unsec’d. Notes, 144A	3.100(cc)	01/15/30	501	451,778
Sr. Unsec’d. Notes, 144A	3.350(cc)	03/15/33	782	639,273
Sr. Unsec’d. Notes, 144A	3.600(cc)	06/15/35	255	181,344
Sr. Unsec’d. Notes, 144A	3.600(cc)	05/15/36	501	418,986
Sr. Unsec’d. Notes, 144A	3.600(cc)	02/15/38	346	289,625
Sr. Unsec’d. Notes, 144A	4.000	04/15/28	340	322,925
				2,754,814
Turkey 4.3%
Turkiye Government International Bond,
Sr. Unsec’d. Notes	7.125	07/17/32	1,150	1,158,625
Sr. Unsec’d. Notes	9.125	07/13/30	1,245	1,384,328
Sr. Unsec’d. Notes, Series 06Y	9.375	03/14/29	1,981	2,187,024
Sr. Unsec’d. Notes, Series 10Y	5.250	03/13/30	810	773,955
Sr. Unsec’d. Notes, Series 10Y	5.950	01/15/31	800	777,400
Sr. Unsec’d. Notes, Series 10Y	6.000	03/25/27	240	241,980
Sr. Unsec’d. Notes, Series 10Y	7.625	04/26/29	940	987,000
Sr. Unsec’d. Notes, Series 10Y	9.375	01/19/33	800	910,250
Sr. Unsec’d. Notes, Series 11Y	4.875	10/09/26	200	199,025
Sr. Unsec’d. Notes, Series 11Y	6.125	10/24/28	310	311,705
Sr. Unsec’d. Notes, Series 30Y	5.750	05/11/47	1,000	764,250
				9,695,542
Ukraine 1.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	02/01/35	195	92,138
Sr. Unsec’d. Notes	4.500(cc)	02/01/29	220	134,200
Sr. Unsec’d. Notes	4.500(cc)	02/01/34	160	82,400
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	179	84,571
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	669	252,492
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35	345	163,121
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/36	471	222,559
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/29	315	192,059
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/34	1,212	624,227
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/35	857	439,412
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/36	702	354,695
				2,641,874

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
United Arab Emirates 1.2%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125%	09/30/49	600	$412,632
Sr. Unsec’d. Notes, 144A	3.125	09/30/49	500	343,860
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50	200	156,452
Sr. Unsec’d. Notes, EMTN	3.875	04/16/50	889	695,429

Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250	01/30/43	390	370,012
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	6.500	11/23/32	200	211,562
Sr. Unsec’d. Notes, 144A	6.500	11/23/32	355	375,523
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50	200	129,812
Sr. Unsec’d. Notes, MTN	4.000	07/28/50	200	129,813
				2,825,095
Uruguay 1.3%
Oriental Republic of Uruguay, Sr. Unsec’d. Notes	5.250	09/10/60	130	117,195
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.975	04/20/55	650	571,350
Sr. Unsec’d. Notes	5.100	06/18/50	904	828,968
Sr. Unsec’d. Notes	7.625	03/21/36	830	986,870
Sr. Unsec’d. Notes	7.875	01/15/33	435	513,861
				3,018,244
Uzbekistan 0.3%
Republic of Uzbekistan International Bond,
Sr. Unsec’d. Notes	6.900	02/28/32	410	424,227
Sr. Unsec’d. Notes, EMTN	5.375	02/20/29	200	197,069
				621,296
Venezuela 0.4%
Venezuela Government International Bond,
Sr. Unsec’d. Notes	8.250	10/13/24(d)	260	47,450
Sr. Unsec’d. Notes	9.000	05/07/23(d)	545	98,100
Sr. Unsec’d. Notes	9.250	09/15/27(d)	1,670	363,225
Sr. Unsec’d. Notes	9.375	01/13/34(d)	235	60,353
Sr. Unsec’d. Notes	11.750	10/21/26(d)	445	96,787
Sr. Unsec’d. Notes	12.750	08/23/22(d)	840	163,800
				829,715
Zambia 0.8%
Zambia Government International Bond,
Unsec’d. Notes	0.500	12/31/53	250	182,515
Unsec’d. Notes	5.750(cc)	06/30/33	555	514,396
Unsec’d. Notes, 144A	0.500	12/31/53	306	223,529
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	872	807,941
				1,728,381

Total Sovereign Bonds (cost $167,411,172)				171,602,925
U.S. Treasury Obligations 2.1%
U.S. Treasury Notes(k)	3.500	09/30/26	505	501,350
U.S. Treasury Notes(k)	3.750	08/31/26	380	378,323

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes(h)(k)	3.750%	04/30/27	585	$582,715
U.S. Treasury Notes(k)	4.125	10/31/26	1,000	999,883
U.S. Treasury Notes(k)	4.125	11/15/27	1,100	1,104,812
U.S. Treasury Notes(k)	4.250	11/30/26	1,200	1,202,250

Total U.S. Treasury Obligations (cost $4,761,862)				4,769,333

	Shares
Common Stock 0.0%
Jamaica
Digicel International Finance Ltd.* (cost $1,536)	853	6,824

Total Long-Term Investments (cost $217,079,194)		220,905,749

Short-Term Investments 3.0%
Affiliated Mutual Funds 3.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	1,391,480	1,391,480
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $5,339,686; includes $5,319,013 of cash collateral for securities on loan)(b)(wb)	5,343,696	5,339,956

Total Affiliated Mutual Funds (cost $6,731,166)		6,731,436
Options Purchased*~ 0.0%
(cost $23,377)		4,899

Total Short-Term Investments (cost $6,754,543)		6,736,335

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.5% (cost $223,833,737)		227,642,084
Options Written*~ (0.1)%
(premiums received $151,206)		(159,719)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.4% (cost $223,682,531)		227,482,365
Liabilities in excess of other assets(z) (0.4)%		(999,769)

Net Assets 100.0%		$226,482,596

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ARS—Argentine Peso
BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CA—Credit Agricole Securities Inc.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
COOIS—Colombia Overnight Interbank Reference Rate
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
THOR—Thai Overnight Repurchase Rate
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,547 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,210,444; cash collateral of $5,319,013 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	MSI	08/21/25	4.60		—	EUR	476	$18
Currency Option EUR vs TRY	Call	CITI	08/14/25	99.00		—	EUR	966	84
Currency Option EUR vs TRY	Call	JPM	08/21/25	99.00		—	EUR	1,665	739
Currency Option EUR vs TRY	Call	JPM	08/26/25	99.00		—	EUR	485	223
Currency Option USD vs BRL	Call	MSI	08/05/25	6.50		—		561	—
Currency Option USD vs BRL	Call	MSI	08/26/25	6.80		—		341	27
Currency Option USD vs CNH	Call	DB	09/24/25	7.95		—		6,586	48
Currency Option USD vs COP	Call	HSBC	08/21/25	5,000.00		—		391	17
Currency Option USD vs JPY	Call	CITI	08/14/25	170.00		—		558	—
Currency Option USD vs KRW	Call	JPM	08/20/25	1,550.00		—		555	3
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00		—		1,547	2
Currency Option USD vs MXN	Call	JPM	08/27/25	22.00		—		205	13
Currency Option USD vs TRY	Call	JPM	08/01/25	80.00		—		280	—
Currency Option USD vs TRY	Call	JPM	08/08/25	80.00		—		560	54
Currency Option USD vs TRY	Call	JPM	08/15/25	90.00		—		278	63
Currency Option USD vs TRY	Call	JPM	08/27/25	99.00		—		284	133
Currency Option USD vs TRY	Call	JPM	08/28/25	99.00		—		570	295
Currency Option USD vs TWD	Call	JPM	08/27/25	33.00		—		570	18
Currency Option EUR vs JPY	Put	BARC	08/21/25	150.00		—	EUR	712	3
Currency Option EUR vs USD	Put	CITI	08/05/25	1.05		—	EUR	1,426	—
Currency Option USD vs BRL	Put	MSI	08/07/25	4.90		—		279	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		3,152	57
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		1,496	27
Currency Option USD vs JPY	Put	CITI	08/21/25	130.00		—		833	4
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00		—		1,547	3,070
Currency Option USD vs TWD	Put	MSI	08/05/25	24.00		—		280	—
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00		—		554	—
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00		—		554	—
Currency Option USD vs ZAR	Put	CITI	08/27/25	16.00		—		342	1
Total Options Purchased (cost $23,377)								$4,899
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs PLN	Call	MSI	08/21/25	4.25	—	EUR	476	$(4,758)
Currency Option EUR vs TRY	Call	CITI	08/14/25	50.00	—	EUR	966	(2,784)
Currency Option EUR vs TRY	Call	JPM	08/21/25	50.50	—	EUR	1,665	(8,542)
Currency Option EUR vs TRY	Call	JPM	08/26/25	50.50	—	EUR	485	(3,001)
Currency Option USD vs BRL	Call	MSI	08/05/25	5.55	—		561	(6,564)
Currency Option USD vs BRL	Call	MSI	08/26/25	5.69	—		341	(3,351)
Currency Option USD vs COP	Call	HSBC	08/21/25	4,150.00	—		391	(7,310)
Currency Option USD vs JPY	Call	CITI	08/14/25	145.00	—		558	(20,615)
Currency Option USD vs KRW	Call	JPM	08/20/25	1,400.00	—		555	(3,607)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00	—		1,547	(25,330)
Currency Option USD vs MXN	Call	JPM	08/27/25	19.20	—		205	(900)
Currency Option USD vs TRY	Call	JPM	08/15/25	42.70	—		278	(814)
Currency Option USD vs TRY	Call	JPM	08/27/25	42.50	—		284	(1,872)
Currency Option USD vs TRY	Call	JPM	08/28/25	42.60	—		570	(3,841)
Currency Option USD vs TWD	Call	JPM	08/27/25	30.00	—		570	(3,914)
Currency Option EUR vs JPY	Put	BARC	08/21/25	172.00	—	EUR	712	(5,903)
Currency Option EUR vs USD	Put	CITI	08/05/25	1.17	—	EUR	1,426	(38,651)
Currency Option USD vs BRL	Put	MSI	08/07/25	5.45	—		279	(66)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		2,328	(13,987)
Currency Option USD vs JPY	Put	CITI	08/21/25	148.00	—		833	(2,927)
Currency Option USD vs TWD	Put	MSI	08/05/25	28.00	—		280	(1)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		277	(82)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—	277	$(82)
Currency Option USD vs ZAR	Put	CITI	08/27/25	17.70	—	342	(817)
Total Options Written (premiums received $151,206)							$(159,719)
Futures contracts outstanding at July 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
23	2 Year U.S. Treasury Notes	Sep. 2025	$4,760,641	$(11,372)
174	5 Year U.S. Treasury Notes	Sep. 2025	18,821,907	(58,154)
22	10 Year U.S. Treasury Notes	Sep. 2025	2,443,375	(1,983)
53	10 Year U.S. Ultra Treasury Notes	Sep. 2025	5,993,141	19,022
3	20 Year U.S. Treasury Bonds	Sep. 2025	342,563	964
40	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	4,692,500	2,907
				(48,616)
Short Positions:
58	5 Year Euro-Bobl	Sep. 2025	7,762,054	29,407
19	10 Year Euro-Bund	Sep. 2025	2,812,259	21,776
12	Euro Schatz Index	Sep. 2025	1,465,986	2,180
				53,363
				$4,747
Forward foreign currency exchange contracts outstanding at July 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 09/03/25	CITI	ARS	185,080	$140,000	$130,991	$—	$(9,009)
Expiring 11/04/25	CITI	ARS	198,380	140,000	134,696	—	(5,304)
Brazilian Real,
Expiring 08/04/25	GSI	BRL	17,388	3,136,405	3,102,013	—	(34,392)
Expiring 08/04/25	GSI	BRL	5,962	1,066,000	1,063,611	—	(2,389)
Expiring 09/03/25	GSI	BRL	14,581	2,590,806	2,580,786	—	(10,020)
Chilean Peso,
Expiring 09/17/25	BARC	CLP	256,964	278,000	264,214	—	(13,786)
Expiring 09/17/25	DB	CLP	308,428	332,000	317,130	—	(14,870)
Chinese Renminbi,
Expiring 09/17/25	JPM	CNH	10,138	1,419,000	1,411,515	—	(7,485)
Colombian Peso,
Expiring 09/17/25	CITI	COP	828,002	196,000	196,825	825	—
Expiring 09/17/25	MSI	COP	571,834	142,000	135,931	—	(6,069)
Egyptian Pound,
Expiring 09/18/25	CITI	EGP	6,322	120,656	126,582	5,926	—
Expiring 09/30/25	CITI	EGP	6,274	120,651	124,990	4,339	—
Expiring 10/07/25	CITI	EGP	36,212	710,457	719,081	8,624	—
Expiring 11/12/25	SCB	EGP	12,026	229,500	234,850	5,350	—
Expiring 12/17/25	CITI	EGP	29,744	554,828	571,552	16,724	—
Expiring 01/08/26	CITI	EGP	35,026	660,873	666,326	5,453	—
Euro,
Expiring 08/06/25	CITI	EUR	1,620	1,879,000	1,849,293	—	(29,707)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	66,307	$192,256	$188,373	$—	$(3,883)
Indian Rupee,
Expiring 08/29/25	HSBC	INR	100,209	1,164,000	1,143,267	—	(20,733)
Expiring 09/17/25	DB	INR	71,372	825,000	813,433	—	(11,567)
Expiring 09/17/25	MSI	INR	83,166	947,632	947,840	208	—
Expiring 09/17/25	UAG	INR	204,555	2,381,709	2,331,324	—	(50,385)
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	2,267,282	137,000	137,206	206	—
Expiring 09/17/25	HSBC	IDR	56,893,704	3,483,892	3,442,963	—	(40,929)
Expiring 09/17/25	HSBC	IDR	16,865,057	1,034,000	1,020,601	—	(13,399)
Japanese Yen,
Expiring 10/22/25	MSI	JPY	197,903	1,342,911	1,324,565	—	(18,346)
Malaysian Ringgit,
Expiring 09/17/25	BARC	MYR	1,832	435,451	429,917	—	(5,534)
Expiring 09/17/25	MSI	MYR	1,832	434,903	429,917	—	(4,986)
Mexican Peso,
Expiring 09/17/25	CITI	MXN	1,348	71,358	71,070	—	(288)
New Taiwanese Dollar,
Expiring 09/17/25	CITI	TWD	23,515	789,000	789,433	433	—
Expiring 09/17/25	MSI	TWD	15,481	536,000	519,721	—	(16,279)
Peruvian Nuevo Sol,
Expiring 09/17/25	BNP	PEN	1,284	360,400	356,971	—	(3,429)
Expiring 09/17/25	CITI	PEN	1,303	363,846	362,118	—	(1,728)
Expiring 09/17/25	CITI	PEN	1,281	360,400	355,942	—	(4,458)
Expiring 09/17/25	CITI	PEN	956	269,120	265,664	—	(3,456)
Expiring 09/17/25	CITI	PEN	696	194,880	193,434	—	(1,446)
Expiring 09/17/25	CITI	PEN	690	191,268	191,752	484	—
Expiring 09/17/25	CITI	PEN	649	181,226	180,334	—	(892)
Expiring 09/17/25	DB	PEN	1,209	339,200	335,985	—	(3,215)
Expiring 09/17/25	MSI	PEN	2,092	573,528	581,483	7,955	—
Expiring 09/17/25	SCB	PEN	1,790	496,800	497,518	718	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	33,314	581,490	571,406	—	(10,084)
Expiring 09/17/25	BOA	PHP	26,535	461,500	455,136	—	(6,364)
Expiring 09/17/25	CITI	PHP	19,808	346,500	339,742	—	(6,758)
Expiring 09/17/25	HSBC	PHP	72,415	1,294,056	1,242,073	—	(51,983)
Expiring 09/17/25	HSBC	PHP	46,328	803,010	794,613	—	(8,397)
Expiring 09/17/25	SSB	PHP	19,764	346,500	338,999	—	(7,501)
Polish Zloty,
Expiring 10/22/25	BARC	PLN	2,023	554,115	539,196	—	(14,919)
South African Rand,
Expiring 09/17/25	BARC	ZAR	15,445	866,343	845,022	—	(21,321)
South Korean Won,
Expiring 09/17/25	MSI	KRW	1,715,154	1,243,000	1,232,723	—	(10,277)
Expiring 09/17/25	SCB	KRW	2,385,852	1,755,000	1,714,771	—	(40,229)
Thai Baht,
Expiring 09/17/25	HSBC	THB	24,010	746,000	737,571	—	(8,429)
Expiring 09/17/25	HSBC	THB	23,951	746,000	735,737	—	(10,263)
Expiring 09/17/25	UAG	THB	8,102	248,000	248,882	882	—
Turkish Lira,
Expiring 08/13/25	HSBC	TRY	26,363	637,914	641,958	4,044	—
Expiring 08/13/25	HSBC	TRY	26,363	636,974	641,958	4,984	—
				$42,088,358	$41,621,004	67,155	(534,509)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/25	GSI	BRL	14,581	$2,610,656	$2,601,218	$9,438	$—
Expiring 08/04/25	MSI	BRL	8,769	1,604,000	1,564,406	39,594	—
British Pound,
Expiring 10/22/25	TD	GBP	102	137,154	135,213	1,941	—
Chinese Renminbi,
Expiring 09/17/25	BOA	CNH	11,687	1,626,000	1,627,070	—	(1,070)
Expiring 09/17/25	HSBC	CNH	36,035	5,054,124	5,016,946	37,178	—
Expiring 09/17/25	HSBC	CNH	12,042	1,687,000	1,676,587	10,413	—
Colombian Peso,
Expiring 09/17/25	BNY	COP	9,079,119	2,224,320	2,158,207	66,113	—
Expiring 09/17/25	CITI	COP	4,035,606	959,000	959,308	—	(308)
Expiring 09/17/25	CITI	COP	231,668	55,905	55,071	834	—
Czech Koruna,
Expiring 10/22/25	BARC	CZK	35,018	1,658,450	1,629,499	28,951	—
Euro,
Expiring 10/22/25	BARC	EUR	3,097	3,620,920	3,553,787	67,133	—
Expiring 10/22/25	CA	EUR	95	112,200	109,081	3,119	—
Expiring 10/22/25	DB	EUR	2,307	2,716,819	2,647,776	69,043	—
Expiring 10/22/25	JPM	EUR	64	75,616	73,339	2,277	—
Expiring 10/22/25	JPM	EUR	60	70,534	68,386	2,148	—
Expiring 10/22/25	MSI	EUR	34	40,548	39,549	999	—
Expiring 10/22/25	SSB	EUR	3,097	3,637,054	3,553,786	83,268	—
Expiring 10/22/25	UAG	EUR	3,036	3,572,529	3,483,530	88,999	—
Indian Rupee,
Expiring 09/17/25	JPM	INR	117,411	1,348,000	1,338,142	9,858	—
Indonesian Rupiah,
Expiring 09/17/25	BARC	IDR	9,780,832	597,960	591,894	6,066	—
Expiring 09/17/25	BOA	IDR	6,517,764	398,640	394,427	4,213	—
Expiring 09/17/25	DB	IDR	13,937,593	851,000	843,443	7,557	—
Expiring 09/17/25	HSBC	IDR	10,861,246	664,400	657,276	7,124	—
Mexican Peso,
Expiring 09/17/25	BOA	MXN	7,868	404,950	414,863	—	(9,913)
Expiring 09/17/25	DB	MXN	7,859	404,950	414,406	—	(9,456)
Expiring 09/17/25	DB	MXN	6,669	347,100	351,658	—	(4,558)
Expiring 09/17/25	HSBC	MXN	8,594	442,273	453,139	—	(10,866)
Expiring 09/17/25	MSI	MXN	5,099	266,000	268,852	—	(2,852)
New Taiwanese Dollar,
Expiring 09/17/25	BARC	TWD	16,290	557,500	546,894	10,606	—
Expiring 09/17/25	CA	TWD	92,612	3,150,345	3,109,185	41,160	—
Expiring 09/17/25	DB	TWD	16,252	557,500	545,627	11,873	—
Peruvian Nuevo Sol,
Expiring 09/17/25	CITI	PEN	910	256,000	252,926	3,074	—
Singapore Dollar,
Expiring 09/17/25	BOA	SGD	2,664	2,087,408	2,059,537	27,871	—
Expiring 09/17/25	BOA	SGD	1,561	1,223,500	1,207,101	16,399	—
Expiring 09/17/25	GSI	SGD	2,519	1,971,810	1,947,525	24,285	—
Expiring 09/17/25	JPM	SGD	1,561	1,223,500	1,206,852	16,648	—
Expiring 09/17/25	MSI	SGD	1,249	971,190	965,806	5,384	—
South African Rand,
Expiring 09/17/25	GSI	ZAR	11,713	665,174	640,807	24,367	—
Expiring 09/17/25	GSI	ZAR	6,773	374,000	370,561	3,439	—
South Korean Won,
Expiring 09/17/25	MSI	KRW	4,035,363	3,000,738	2,900,314	100,424	—
Thai Baht,
Expiring 09/17/25	HSBC	THB	103,886	3,214,695	3,191,258	23,437	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 08/13/25	HSBC	TRY	42,958	$1,041,000	$1,046,053	$—	$(5,053)
Expiring 08/13/25	HSBC	TRY	9,768	237,082	237,863	—	(781)
				$57,719,544	$56,909,168	855,233	(44,857)
						$922,388	$(579,366)
Credit default swap agreements outstanding at July 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Islamic Republic of Pakistan	09/20/25	1.000%(Q)	300	5.544%	$(1,551)	$(2,874)	$1,323	BARC
Petroleos Mexicanos	12/24/25	3.750%(M)	146	1.946%	1,168	—	1,168	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)	330	*	4,123	—	4,123	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)	331	*	7,424	—	7,424	GSI
Republic of Argentina	09/20/25	5.000%(Q)	260	7.812%	499	(1,012)	1,511	BARC
Republic of Argentina	09/20/25	5.000%(Q)	218	7.812%	418	(691)	1,109	BARC
Republic of Argentina	06/20/26	5.000%(Q)	334	7.420%	(4,849)	(5,554)	705	GSI
Republic of Ivory Coast	06/20/27	1.000%(Q)	250	2.392%	(5,930)	(7,232)	1,302	MSI
					$1,302	$(17,363)	$18,665

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	11,040	0.720%	$(30,186)	$54,633	$84,819
CDX.EM.37.V2	06/20/27	1.000%(Q)	9,279	0.858%	(7,043)	34,804	41,847
CDX.EM.39.V1	06/20/28	1.000%(Q)	4,794	1.006%	(33,593)	4,837	38,430
					$(70,822)	$94,274	$165,096
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	2,676	01/04/27	10.000%(T)	1 Day BROIS(2)(T)/ 0.055%	$—	$(52,234)	$(52,234)
BRL	342	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.055%	1,180	(4,655)	(5,835)
BRL	11,480	01/04/27	14.090%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(8,117)	(8,117)
BRL	17,718	01/04/27	14.257%(T)	1 Day BROIS(1)(T)/ 0.055%	—	2,604	2,604
BRL	4,471	01/04/27	14.262%(T)	1 Day BROIS(1)(T)/ 0.055%	—	602	602
BRL	11,172	01/04/27	14.298%(T)	1 Day BROIS(1)(T)/ 0.055%	—	627	627
BRL	5,536	01/03/28	13.400%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(6,007)	(6,007)
BRL	8,592	01/02/29	13.210%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(13,841)	(13,841)
BRL	3,884	01/02/29	13.215%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(6,649)	(6,649)
BRL	858	01/02/29	13.258%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(1,676)	(1,676)
BRL	7,670	01/02/29	13.290%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(12,220)	(12,220)
BRL	3,883	01/02/29	13.520%(T)	1 Day BROIS(2)(T)/ 0.055%	—	794	794
COP	5,877,716	09/17/30	8.645%(Q)	1 Day COOIS(2)(Q)/ 8.729%	854	1,310	456
CZK	23,880	06/18/30	3.218%(A)	6 Month PRIBOR(2)(S)/ 3.500%	—	(32,369)	(32,369)
CZK	58,552	09/17/30	3.700%(A)	6 Month PRIBOR(2)(S)/ 3.500%	158	(22,431)	(22,589)
HUF	317,176	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.490%	(5,615)	4,221	9,836
HUF	199,328	12/18/29	5.909%(A)	6 Month BUBOR(1)(S)/ 6.490%	3,932	(6,484)	(10,416)
HUF	145,770	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/ 6.490%	—	35,782	35,782
KRW	8,076,558	09/17/27	2.386%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	1,264	752	(512)
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 2.510%	(3,603)	(7,882)	(4,279)
KRW	870,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	19,461	27,485	8,024
KRW	600,000	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	—	6,433	6,433
KRW	499,398	12/20/28	3.830%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	4,857	16,930	12,073
KRW	1,235,349	12/18/29	2.886%(Q)	3 Month KWCDC(1)(Q)/ 2.510%	—	(15,463)	(15,463)
KRW	1,698,450	06/18/30	2.423%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	—	(4,402)	(4,402)
KRW	1,198,132	09/17/30	2.488%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	800	(654)	(1,454)
MXN	18,000	09/11/30	7.647%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.244%	—	(7,407)	(7,407)
MXN	27,560	09/11/30	7.873%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.244%	—	2,226	2,226
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 4.780%	(4,849)	3,982	8,831
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 4.780%	—	(38,531)	(38,531)
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/ 4.780%	1,194	(117,138)	(118,332)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 4.780%	—	28,243	28,243
PLN	460	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 4.780%	—	15,195	15,195
PLN	18	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 4.780%	118	456	338
PLN	1,884	06/19/29	4.812%(A)	6 Month WIBOR(2)(S)/ 4.780%	(2,955)	11,302	14,257

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Interest rate swap agreements outstanding at July 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
THB	29,706	06/18/30	1.358%(Q)	1 Day THOR(2)(Q)/ 1.741%	$—	$2,205	$2,205
ZAR	52,851	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	49,954	(34,449)	(84,403)
ZAR	26,104	09/21/27	7.995%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	(2,316)	32,158	34,474
ZAR	6,182	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	(670)	(14,007)	(13,337)
ZAR	6,653	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	3,245	24,215	20,970
ZAR	6,810	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	—	(24,820)	(24,820)
ZAR	25,280	12/18/29	7.825%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	4,602	38,035	33,433
ZAR	5,785	03/19/30	7.765%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	327	(7,750)	(8,077)
ZAR	10,902	03/19/30	7.981%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	1,915	19,860	17,945
ZAR	7,782	03/19/30	8.060%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	—	(15,547)	(15,547)
ZAR	5,396	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	(12)	24,833	24,845
ZAR	13,800	12/18/34	8.683%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	—	27,572	27,572
ZAR	14,290	03/19/35	8.825%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	—	34,321	34,321
					$73,841	$(92,590)	$(166,431)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).